Acquisitions - Summary of Operating Results (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2010 2011 Acquisitions [Member]	Dec. 31, 2012 2012 Acquisitions [Member]	Dec. 31, 2011 2012 Acquisitions [Member]
Business Acquisition [Line Items]
Revenue	$ 992,247	$ 919,581	$ 1,088,378	$ 1,016,125
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$ 7,115	$ (9,136)	$ 10,329	$ 4,804